Label	Element	Value
Victory RS Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Victory RS Small Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Victory RS Small Cap Equity Fund (the "Fund") seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay, directly or indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs, resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adviser pursues the Fund's investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).

The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index ("Index") (currently, approximately $13.5 billion, based on the size of the largest company in the Index on March 31, 2020), whichever is greater. The size of companies in the Index changes with market conditions and the composition of the Index.

The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company's stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser's expectation of the potential reward relative to risk of each security based in part on the Adviser's proprietary earnings calculations.

The Adviser regularly reviews the Fund's investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.

As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to the following principal risks:

Equity Risk – The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company's earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.

Stock Market Risk – Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Small Capitalization Stock Risk – Small-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.

Foreign Securities Risk – Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.

Sector Risk – To the extent the Fund focuses in one or more sectors, such as the information technology sector, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. For example, the values of companies in the information technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.

Liquidity Risk – Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Investment Style Risk – Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

Management Risk – The portfolio manager may not execute the Fund's principal investment strategy effectively.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The information presented is for that of the Fund’s Class Y shares (which are not offered by this prospectus). The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the average annual total returns of the Fund’s Class Y shares over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

While no information is shown for the Member Class shares (because they were not offered for sale as of December 31, 2019), annual returns for Member Class shares would have been substantially similar to those shown here. Member Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that Class Y shares have lower expenses and, as a result, annual returns would be higher.

Performance information for the Fund's Class Y shares prior to July 30, 2016 reflects the historical performance of the Class Y shares of the RS Small Cap Equity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	While no information is shown for the Member Class shares (because they were not offered for sale as of December 31, 2019), annual returns for Member Class shares would have been substantially similar to those shown here.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Class Y Shares (The annual return in the bar chart is for the Fund's Class Y shares. Due to differing charges and expenses, the performance of classes not shown in the bar chart will differ.)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The year-to-date total return of the Fund's Class Y shares as of March 31, 2020 was -24.21%.

Highest Quarter	23.02% (quarter ended March 31, 2019)
Lowest Quarter	-23.21% (quarter ended September 30, 2011)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The information presented is for that of the Fund’s Class Y shares (which are not offered by this prospectus).
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.21%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.21%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2019)
Victory RS Small Cap Equity Fund | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.01%
Victory RS Small Cap Equity Fund | Member Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.91%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.76%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	953
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,044
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	953
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,812
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,044
Victory RS Small Cap Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2010	rr_AnnualReturn2010	28.06%
Annual Return 2011	rr_AnnualReturn2011	(2.14%)
Annual Return 2012	rr_AnnualReturn2012	15.10%
Annual Return 2013	rr_AnnualReturn2013	49.84%
Annual Return 2014	rr_AnnualReturn2014	10.35%
Annual Return 2015	rr_AnnualReturn2015	0.18%
Annual Return 2016	rr_AnnualReturn2016	1.60%
Annual Return 2017	rr_AnnualReturn2017	37.78%
Annual Return 2018	rr_AnnualReturn2018	(8.23%)
Annual Return 2019	rr_AnnualReturn2019	38.69%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	38.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.59%
Victory RS Small Cap Equity Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.63%
Victory RS Small Cap Equity Fund | Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.27%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.28%

[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.15% of the Fund's Member Class shares through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees.